Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share
Net loss for the period	€ (110,477)	€ (43,457)	€ (188,427)	€ (63,479)
Weighted average number of ordinary shares outstanding			67,992	59,231
Basic and diluted EPS (in )			€ (2,771)	€ (1,072)
Amount of new convertible loan convertible to equity			€ 1,850